UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL GOVERNMENT RESERVES

FORM N-Q

NOVEMBER 30, 2016

Notes to Schedule of Investments (unaudited)

Investments in Government Portfolio, at value $19,651,128,775.

1. Organization and significant accounting policies

Western Asset Institutional Government Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Government Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (74.1% at November 30, 2016) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 98.6%
U.S. Government Agencies - 50.1%
Federal Farm Credit Bank (FFCB)	0.440%	12/16/16	$100,000,000	$99,999,585	(a)
Federal Farm Credit Bank (FFCB)	0.637%	1/30/17	39,500,000	39,499,372	(a)
Federal Farm Credit Bank (FFCB)	0.671%	2/24/17	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.500%	3/9/17	72,500,000	72,492,115	(a)
Federal Farm Credit Bank (FFCB)	0.500%	4/10/17	26,150,000	26,153,693	(a)
Federal Farm Credit Bank (FFCB)	0.550%	4/13/17	25,000,000	24,997,234	(a)
Federal Farm Credit Bank (FFCB)	0.691%	4/13/17	100,000,000	100,011,047	(a)
Federal Farm Credit Bank (FFCB)	0.651%	4/27/17	38,000,000	37,996,906	(a)
Federal Farm Credit Bank (FFCB)	0.480%	5/26/17	134,400,000	134,354,066	(a)
Federal Farm Credit Bank (FFCB)	0.480%	5/30/17	47,000,000	47,004,641	(a)
Federal Farm Credit Bank (FFCB)	0.500%	6/12/17	50,000,000	50,010,699	(a)
Federal Farm Credit Bank (FFCB)	0.771%	6/12/17	25,000,000	25,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.500%	7/3/17	40,500,000	40,503,215	(a)
Federal Farm Credit Bank (FFCB)	0.470%	8/21/17	30,000,000	29,973,785	(a)
Federal Farm Credit Bank (FFCB)	0.600%	10/5/17	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.550%	10/23/17	25,000,000	24,997,744	(a)
Federal Farm Credit Bank (FFCB)	0.730%	11/13/17	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.761%	11/27/17	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.791%	11/27/17	25,000,000	25,007,473	(a)
Federal Farm Credit Bank (FFCB)	0.871%	11/27/17	24,800,000	24,795,062	(a)
Federal Farm Credit Bank (FFCB)	0.741%	12/18/17	13,000,000	12,998,658	(a)
Federal Farm Credit Bank (FFCB)	0.741%	12/22/17	100,000,000	99,988,301	(a)
Federal Farm Credit Bank (FFCB)	0.500%	1/9/18	80,000,000	79,857,549	(a)
Federal Farm Credit Bank (FFCB)	0.696%	1/29/18	75,000,000	74,991,068	(a)
Federal Farm Credit Bank (FFCB)	0.530%	1/30/18	70,000,000	69,886,491	(a)
Federal Farm Credit Bank (FFCB)	0.620%	2/27/18	100,000,000	99,986,336	(a)
Federal Farm Credit Bank (FFCB)	0.520%	3/9/18	27,600,000	27,571,687	(a)
Federal Farm Credit Bank (FFCB)	0.630%	5/17/18	30,000,000	30,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.540%	6/1/18	51,800,000	51,725,610	(a)
Federal Farm Credit Bank (FFCB)	0.648%	7/12/18	78,750,000	78,789,672	(a)
Federal Farm Credit Bank (FFCB)	0.841%	8/1/18	15,000,000	14,997,481	(a)
Federal Farm Credit Bank (FFCB), Bonds	0.600%	2/23/18	50,000,000	50,000,000	(a)
Federal Farm Credit Bank (FFCB), Bonds	0.811%	4/13/18	150,000,000	149,979,308	(a)
Federal Farm Credit Bank (FFCB), Bonds	0.630%	6/27/18	100,000,000	99,984,164	(a)
Federal Farm Credit Bank (FFCB), Bonds	0.831%	7/9/18	100,000,000	99,983,838	(a)
Federal Farm Credit Bank (FFCB), Bonds	0.586%	7/11/18	115,000,000	115,039,124	(a)
Federal Farm Credit Bank (FFCB), Bonds	0.673%	8/1/18	48,000,000	48,049,139	(a)
Federal Farm Credit Bank (FFCB), Bonds	0.650%	8/10/18	50,000,000	49,999,976	(a)
Federal Farm Credit Bank (FFCB), Bonds	0.600%	8/27/18	55,000,000	54,943,928	(a)
Federal Farm Credit Bank (FFCB), Bonds	0.670%	9/12/18	30,000,000	30,005,360	(a)
Federal Farm Credit Bank (FFCB), Bonds	0.625%	10/3/18	39,175,000	39,178,813	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.502%	12/2/16	50,000,000	49,999,306	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.663%	12/8/16	25,000,000	24,996,792	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.572%	12/20/16	25,000,000	24,992,479	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.592%	12/22/16	10,000,000	9,996,558	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.602%	1/3/17	10,000,000	9,994,500	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.502%	1/17/17	25,000,000	24,983,681	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.401%	2/23/17	20,000,000	19,981,333	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.542%	2/24/17	50,000,000	49,936,250	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.603%	4/11/17	25,000,000	24,945,417	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.481 - 0.571%	4/18/17	80,000,000	79,844,175	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.571%	4/19/17	25,000,000	24,944,979	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.501%	5/4/17	50,000,000	49,893,055	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.632%	5/19/17	50,000,000	49,852,125	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.603%	6/6/17	50,000,000	49,844,167	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal Farm Credit Bank (FFCB), Discount Notes	0.714%	8/4/17	$50,000,000	$49,757,417	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.714%	8/8/17	95,000,000	94,531,598	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.684%	8/11/17	50,000,000	49,761,055	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.684%	8/17/17	37,000,000	36,818,988	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.734%	8/18/17	75,000,000	74,604,583	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.684%	9/12/17	50,000,000	49,730,834	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.735%	10/10/17	40,000,000	39,746,122	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.836%	10/11/17	50,000,000	49,638,028	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.806%	10/17/17	75,000,000	74,466,667	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.745 - 0.786%	11/2/17	45,000,000	44,678,000	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.786%	11/6/17	50,000,000	49,631,667	(b)
Federal Home Loan Bank (FHLB)	0.526%	1/13/17	150,000,000	150,000,000	(a)
Federal Home Loan Bank (FHLB)	0.823%	2/8/17	100,000,000	99,999,088	(a)
Federal Home Loan Bank (FHLB)	0.640%	2/17/17	100,000,000	100,000,000	(a)
Federal Home Loan Bank (FHLB)	0.824%	7/10/17	100,000,000	99,998,505	(a)
Federal Home Loan Bank (FHLB)	0.602%	11/28/17	300,000,000	299,977,451	(a)
Federal Home Loan Bank (FHLB)	0.747%	2/9/18	50,000,000	50,003,048	(a)
Federal Home Loan Bank (FHLB)	0.578%	3/1/18	43,875,000	43,873,613	(a)
Federal Home Loan Bank (FHLB), Bonds	0.602%	11/28/17	50,000,000	49,996,885	(a)
Federal Home Loan Bank (FHLB), Bonds	0.543%	12/1/17	23,500,000	23,498,216	(a)
Federal Home Loan Bank (FHLB), Bonds	0.677%	3/26/18	100,000,000	100,013,355	(a)
Federal Home Loan Bank (FHLB), Bonds	0.592%	3/28/18	150,000,000	150,000,124	(a)
Federal Home Loan Bank (FHLB), Bonds	0.616%	4/20/18	175,700,000	175,704,062	(a)
Federal Home Loan Bank (FHLB), Bonds	0.642%	10/26/18	44,000,000	43,999,972	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.300%	12/9/16	50,000,000	49,996,667	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.300 - 0.305%	12/14/16	146,072,000	146,056,037	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.310%	12/20/16	150,000,000	149,975,458	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.274 - 0.501%	12/21/16	1,192,000,000	1,191,778,430	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.300 - 0.315%	12/22/16	590,000,000	589,894,212	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.320%	12/23/16	219,000,000	218,957,173	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.320%	12/28/16	250,000,000	249,940,000	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.335 - 0.350%	12/30/16	324,218,000	324,127,796	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.343%	1/6/17	200,000,000	199,931,500	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.436%	1/25/17	100,000,000	99,933,542	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.461%	2/15/17	100,000,000	99,902,889	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.481 - 0.563%	2/17/17	116,000,000	115,876,067	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.536%	2/21/17	300,000,000	299,634,416	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.480 - 0.521%	2/22/17	134,750,000	134,592,515	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.593%	3/6/17	50,000,000	49,922,153	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.557 - 0.562%	3/15/17	225,000,000	224,638,167	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.501%	3/17/17	300,000,000	299,558,333	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.501%	4/26/17	100,000,000	99,797,223	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.552%	5/8/17	75,000,000	74,818,958	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.637%	5/17/17	50,000,000	49,852,715	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.632%	5/19/17	150,000,000	149,556,375	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.531%	12/1/16	110,000,000	110,000,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.401%	12/20/16	67,800,000	67,785,687	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.512%	2/3/17	100,000,000	99,909,333	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.511%	2/15/17	100,000,000	99,892,333	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.471%	3/1/17	300,000,000	299,647,500	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.531%	3/3/17	25,000,000	24,966,139	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.521%	3/10/17	$33,750,000	$33,701,738	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.501%	3/21/17	75,000,000	74,885,416	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.501%	4/24/17	50,000,000	49,900,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.521%	5/5/17	65,800,000	65,652,681	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.521%	5/9/17	100,000,000	99,770,333	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.552%	5/18/17	50,000,000	49,871,666	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Medium-Term Notes	0.716%	2/22/18	100,000,000	100,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.750%	3/9/17	60,000,000	60,035,142
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.643%	4/27/17	100,000,000	99,991,800	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.692%	7/21/17	100,000,000	99,993,460	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.792%	11/13/17	100,000,000	100,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.598%	1/5/18	100,000,000	100,000,000	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.521%	12/1/16	75,000,000	75,000,000	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.300%	12/16/16	150,000,000	149,981,250	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.501%	12/19/16	100,000,000	99,975,000	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.300%	12/21/16	65,000,000	64,989,167	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.300 - 0.330%	12/28/16	126,610,000	126,580,577	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.521%	2/8/17	72,400,000	72,327,841	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.451%	2/15/17	75,000,000	74,928,750	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.431%	3/27/17	250,000,000	249,653,610	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.471 - 0.476%	4/19/17	80,000,000	79,854,243	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.622%	5/15/17	31,130,000	31,041,539	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.795%	10/6/17	73,395,000	72,897,321	(b)
Federal National Mortgage Association (FNMA), Notes	0.545%	9/8/17	100,000,000	99,976,784	(a)
Federal National Mortgage Association (FNMA), Notes	0.543%	10/5/17	201,575,000	201,425,139	(a)
Federal National Mortgage Association (FNMA), Notes	0.875%	10/26/17	128,953,000	129,006,408
Federal National Mortgage Association (FNMA), Notes	0.807%	12/20/17	75,000,000	74,994,745	(a)
Federal National Mortgage Association (FNMA), Notes	0.811%	3/21/18	150,000,000	150,374,174	(a)

Total U.S. Government Agencies				13,283,137,637

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Treasury Bills - 17.4%
U.S. Treasury Bills	0.255 - 0.290%	12/1/16	$398,144,000	$398,144,000	(b)
U.S. Treasury Bills	0.280 - 0.290%	12/8/16	415,000,000	414,977,182	(b)
U.S. Treasury Bills	0.285 - 0.305%	12/15/16	1,200,000,000	1,199,862,138	(b)
U.S. Treasury Bills	0.320 - 0.340%	12/29/16	450,000,000	449,886,445	(b)
U.S. Treasury Bills	0.317 - 0.330%	1/5/17	450,000,000	449,858,906	(b)
U.S. Treasury Bills	0.406%	1/12/17	50,000,000	49,976,375	(b)
U.S. Treasury Bills	0.411 - 0.431%	2/9/17	400,000,000	399,673,333	(b)
U.S. Treasury Bills	0.511%	2/16/17	250,000,000	249,727,291	(b)
U.S. Treasury Bills	0.496 - 0.501%	3/9/17	200,000,000	199,729,139	(b)
U.S. Treasury Bills	0.401%	3/16/17	400,000,000	399,533,332	(b)
U.S. Treasury Bills	0.496%	4/13/17	150,000,000	149,725,688	(b)
U.S. Treasury Bills	0.504%	5/4/17	150,000,000	149,677,241	(b)
U.S. Treasury Bills	0.562%	5/11/17	100,000,000	99,749,556	(b)

Total U.S. Treasury Bills				4,610,520,626

U.S. Treasury Notes - 9.3%
U.S. Treasury Notes	0.625%	12/15/16	50,000,000	50,004,651
U.S. Treasury Notes	0.625%	12/31/16	232,000,000	232,010,526
U.S. Treasury Notes	0.500%	2/28/17	414,000,000	414,076,428
U.S. Treasury Notes	0.875%	2/28/17	150,000,000	150,149,662
U.S. Treasury Notes	3.000%	2/28/17	261,000,000	262,598,005
U.S. Treasury Notes	0.750%	3/15/17	100,000,000	100,057,846
U.S. Treasury Notes	0.500%	3/31/17	100,000,000	99,991,439
U.S. Treasury Notes	1.000%	3/31/17	100,000,000	100,162,479
U.S. Treasury Notes	3.250%	3/31/17	100,000,000	100,902,058
U.S. Treasury Notes	0.875%	4/15/17	200,000,000	200,269,210
U.S. Treasury Notes	0.146 - 0.167%	4/30/17	470,000,000	469,983,142
U.S. Treasury Notes	4.500%	5/15/17	200,000,000	203,616,193
U.S. Treasury Notes	0.075%	10/31/17	75,000,000	74,955,513

Total U.S. Treasury Notes				2,458,777,152

Repurchase Agreements - 21.8%
Bank of America N.A. tri-party repurchase agreement dated 11/30/16; Proceeds at maturity - $470,003,394; (Fully collateralized by various U.S. government obligations, 1.750% to 5.500% due 9/30/19 to 8/15/28; Market value - $479,400,026)	0.260%	12/1/16	470,000,000	470,000,000

Bank of America repurchase agreement dated 11/30/16; Proceeds at maturity - $250,001,806; (Fully collateralized by U.S. government obligations, 2.125% due 11/30/23; Market value - $255,000,000)	0.260%	12/1/16	250,000,000	250,000,000

Credit Agricole SA tri-party repurchase agreement dated 11/30/16; Proceeds at maturity - $2,995,021,631; (Fully collateralized by various U.S. government obligations, 0.000% to 5.250% due 1/19/17 to 11/15/46; Market value - $3,054,900,067)	0.260%	12/1/16	2,995,000,000	2,995,000,000

Federal Reserve Bank of New York tri-party repurchase agreement dated 11/30/16; Proceeds at maturity - $25,000,174; (Fully collateralized by various U.S. government obligations, 1.750% to 3.125% due 5/15/21 to 5/15/22; Market value - $25,000,182)	0.250%	12/1/16	25,000,000	25,000,000

Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/30/16; Proceeds at maturity - $770,005,347; (Fully collateralized by various U.S. government obligations, 0.000% to 7.625% due 3/31/17 to 8/15/44; Market value - $785,400,000)	0.250%	12/1/16	770,000,000	770,000,000

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - (continued)
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/29/16; Proceeds at maturity - $500,404,306; (Fully collateralized by various U.S. government agency obligations, 2.250% to 5.370% due 11/1/21 to 11/1/46; Market value - $510,009,656)	0.410%	2/9/17	$500,000,000	$500,000,000

Royal Bank of Canada tri-party repurchase agreement dated 11/30/16; Proceeds at maturity - $170,001,181; (Fully collateralized by various U.S. government obligations, 1.375% to 8.875% due 11/30/18 to 2/15/23; Market value - $173,400,007)	0.250%	12/1/16	170,000,000	170,000,000

Societe Generale NY tri-party repurchase agreement dated 11/30/16; Proceeds at maturity - $450,003,250; (Fully collateralized by various U.S. government obligations and corporate bonds and notes, 0.000% to 7.625% due 12/9/16 to 2/15/42; Market value - $459,000,000)	0.260%	12/1/16	450,000,000	450,000,000

Toronto Dominion Bank NY tri-party repurchase agreement dated 11/30/16; Proceeds at maturity - $170,001,275; (Fully collateralized by various U.S. government obligations, 0.875% to 1.875% due 8/15/17 to 5/15/23; Market value - $173,400,040)	0.270%	12/1/16	170,000,000	170,000,000

Total Repurchase Agreements				5,800,000,000

TOTAL INVESTMENTS - 98.6% (Cost - $26,152,435,415#)				26,152,435,415

Other Assets in Excess of Liabilities - 1.4%				380,255,731
TOTAL NET ASSETS - 100.0%				$26,532,691,146

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$26,152,435,415	—	$26,152,435,415

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date	January 25, 2017